Intangible assets - Schedule of Intangible Assets (Details) - CAD ($) $ in Millions	Mar. 30, 2025	Mar. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 131.9	$ 135.1
Intangible assets with finite lives
Disclosure of detailed information about intangible assets [line items]
Intangible assets	15.1	18.3
Intangible assets with indefinite lives: | Brand name
Disclosure of detailed information about intangible assets [line items]
Intangible assets	116.5	116.5
Intangible assets with indefinite lives: | Domain name
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 0.3	$ 0.3